Note 8 - Goodwill and Intangible Assets (Details Textual) € in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Goodwill, Ending Balance	€ 2,412	€ 2,412
Number of Reporting Units	2
Goodwill, Impairment Loss	€ 0
Amortization of Intangible Assets, Total	110	€ 74	€ 42
Urology Devices and Services (UDS) [Member]
Goodwill, Ending Balance	1,767
High Intensity Focused Ultrasound (HIFU) [Member]
Goodwill, Ending Balance	€ 645